UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
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Check here if Amendment [ X ];     Amendment Number:   1
                                                     ---
This Amendment (Check only one):
[ X ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Willett Advisors LLC
Address:  25 East 78th Street
          New York, NY 10075

Form 13F File Number: 28-14119

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alice Ruth
Title:    Chief Investment Officer
Phone:    (212) 205-0100

Signature, Place, and Date of Signing:

/s/ Alice Ruth          New York, New York     May 24, 2012
--------------          ------------------     ------------
[Signature]             [City, State]          [Date]

Report Type (Check only one.):

[  X   ]    13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[      ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[      ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $141,808 (thousands)

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                                  FORM 13F INFORMATION TABLE
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



Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ISHARES INC                   MSCI JAPAN       464286848   63,146  6,206,000              SOLE               6,206,000
ISHARES INC                   MSCI GERMAN      464286806    8,614    370,000              SOLE                 370,000
VANGUARD INTL EQUITY INDEX F  PACIFIC ETF      922042866    5,314    100,000              SOLE                 100,000
ISHARES TR                    RUSSELL 2000     464287655   13,250    160,000              SOLE                 160,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103    6,055     43,000              SOLE                  43,000
SPDR INDEX SHS FDS            EURO STOXX 50    78463X202   45,430  1,400,000              SOLE               1,400,000

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